PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2022	2023
	RMB	RMB
Other receivables	44,951	63,077
Prepaid expenses	53,682	28,576
Value-added tax receivable	4,648	26,609
Rental deposits	3,213	1,634
Advances to suppliers	1,758	35
Total	108,252	119,931